Summary of significant accounting policies - Effect of restatement - Consolidated statements of loss and other comprehensive (loss) income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Exchange differences on translation of foreign operations	$ (26,848)	[1]	$ 94,411	$ 5,036
Other comprehensive (loss)/income for the year, net of taxes	(26,845)	[1]	94,411	5,037
Total comprehensive (loss)/income for the year	(52,966)	[1]	(228,271)	(418,455)
Total comprehensive (loss)/income for the year attributable to:
Owners of the Company	(48,389)	[1]	(227,560)	(418,455)
Non-controlling interest	(4,577)	[1]	(711)
Total comprehensive (loss)/income for the year	(52,966)	[1]	$ (228,271)	$ (418,455)
As previously reported
Exchange differences on translation of foreign operations	36,698
Other comprehensive (loss)/income for the year, net of taxes	36,701
Total comprehensive (loss)/income for the year	10,580
Total comprehensive (loss)/income for the year attributable to:
Owners of the Company	14,250
Non-controlling interest	(3,670)
Total comprehensive (loss)/income for the year	10,580
Adjustments
Exchange differences on translation of foreign operations	(63,546)
Other comprehensive (loss)/income for the year, net of taxes	(63,546)
Total comprehensive (loss)/income for the year	(63,546)
Total comprehensive (loss)/income for the year attributable to:
Owners of the Company	(62,639)
Non-controlling interest	(907)
Total comprehensive (loss)/income for the year	$ (63,546)

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).